SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

December 31, 2020 (Unaudited)

Shares		Value

Common Stocks — 98.01%
Communication Services — 4.78%
88,560	Glu Mobile, Inc.*	$797,926
86,498	Gray Television, Inc.*	1,547,449
20,500	Nexstar Media Group, Inc., Class A	2,238,395
68,738	Vonage Holdings Corp.*	885,002

		5,468,772

Consumer Discretionary — 22.54%
19,430	1-800-Flowers.com, Inc., Class A*	505,180
1,840	Cavco Industries, Inc.*	322,828
14,300	Core-Mark Holding Co., Inc.	419,991
3,740	Deckers Outdoor Corp.*	1,072,557
11,490	Fox Factory Holding Corp.*	1,214,608
42,990	G-III Apparel Group Ltd.*	1,020,583
18,049	Grand Canyon Education, Inc.*	1,680,542
8,600	Helen of Troy Ltd.*	1,910,834
19,060	LCI Industries	2,471,701
49,857	Malibu Boats, Inc., Class A*	3,113,071
75,457	Patrick Industries, Inc.	5,157,486
86,280	Perdoceo Education Corp.*	1,089,716
31,900	Ruth’s Hospitality Group, Inc.	565,587
99,000	Taylor Morrison Home Corp.*	2,539,350
29,910	Tilly’s, Inc., Class A	244,066
46,661	Universal Electronics, Inc.*	2,447,836

		25,775,936

Consumer Staples — 2.28%
111,400	Hostess Brands, Inc.*	1,630,896
4,930	Medifast, Inc.	967,956

		2,598,852

Energy — 0.81%
66,170	Par Pacific Holdings, Inc.*	925,057

Financials — 13.10%
33,045	Amerisafe, Inc.	1,897,774
230,107	Compass Diversified Holdings LP	4,475,581
33,330	First Interstate BancSystem, Inc., Class A	1,358,864
12,820	Preferred Bank/Los Angeles, CA	647,026
18,314	South State Corp.	1,324,102
20,930	TriCo Bancshares	738,411
42,440	TriState Capital Holdings, Inc.*	738,456
77,197	United Community Banks, Inc.	2,195,483
29,400	Veritex Holdings, Inc.	754,404
13,970	Wintrust Financial Corp.	853,427

		14,983,528

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

Health Care — 10.42%
40,682	Emergent BioSolutions, Inc.*	$3,645,107
37,386	Globus Medical, Inc., Class A*	2,438,315
68,920	Lantheus Holdings, Inc.*	929,731
7,630	Masimo Corp.*	2,047,739
7,120	Omnicell, Inc.*	854,542
7,060	West Pharmaceutical Services, Inc.	2,000,169

		11,915,603

Industrials — 20.22%
386,471	ACCO Brands Corp.	3,265,680
6,610	Aerojet Rocketdyne Holdings, Inc.*	349,338
8,740	American Woodmark Corp.*	820,249
35,720	Arcosa, Inc.	1,962,100
111,909	Columbus McKinnon Corp.	4,301,782
84,519	Ducommun, Inc.*	4,538,670
24,960	EnerSys	2,073,177
47,514	Greenbrier Cos., Inc. (The)	1,728,559
46,470	Harsco Corp.*	835,531
46,718	Insteel Industries, Inc.	1,040,410
25,490	NV5 Global, Inc.*	2,008,102
2,430	Trex Co., Inc.*	203,440

		23,127,038

Information Technology — 16.75%
7,860	Ambarella, Inc.*	721,705
104,070	AXT, Inc.*	995,950
51,060	Cohu, Inc.	1,949,471
16,310	InterDigital, Inc.	989,691
94,489	Mitek Systems, Inc.*	1,680,014
31,578	MKS Instruments, Inc.	4,750,910
40,110	Model N, Inc.*	1,431,125
8,840	Novanta, Inc.*	1,045,065
47,330	Onto Innovation, Inc.*	2,250,541
20,390	SailPoint Technologies Holdings, Inc.*	1,085,564
44,355	Sapiens International Corp. NV	1,357,706
1,096	Tyler Technologies, Inc.*	478,426
13,400	Vishay Precision Group, Inc.*	421,832

		19,158,000

Materials — 3.76%
110,294	FutureFuel Corp.	1,400,734
20,120	Ingevity Corp.*	1,523,688
37,747	Koppers Holdings, Inc.*	1,176,196
26,484	Universal Stainless & Alloy Products, Inc.*	198,100

		4,298,718

Real Estate — 2.94%
4,410	EastGroup Properties, Inc., REIT	608,845

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

45,470	Physicians Realty Trust, REIT	$809,366
33,630	STAG Industrial, Inc., REIT	1,053,291
59,810	UMH Properties, Inc., REIT	885,786

		3,357,288

Utilities — 0.41%
5,200	Southwest Gas Holdings, Inc.	315,900
2,420	Spire, Inc.	154,977

		470,877

Total Common Stocks		112,079,669

(Cost $73,327,084)

Exchange Traded Funds — 1.40%
600	iShares Nasdaq Biotechnology	90,894
7,710	iShares Russell 2000 Index Fund	1,511,623

Total Exchange Traded Funds		1,602,517

(Cost $1,512,681)

Investment Company — 0.70%
802,572	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	802,572

Total Investment Company		802,572

(Cost $802,572)

Total Investments		$114,484,758
(Cost $75,642,337) — 100.11%

Liabilities in excess of other assets — (0.11)%		(120,920)

NET ASSETS — 100.00%		$114,363,838

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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